SUPPLEMENT TO

PROSPECTUSES OF
Calvert Large Cap Growth Fund
Calvert Small Cap Value Fund
Calvert Mid Cap Value Fund

Date of Supplement: March 26, 2007

Class A, B and C Socially Responsible Funds Prospectus dated January 31, 2007

Class I (Institutional) Prospectus dated January 31, 2007

The revisions in this Supplement are effective immediately, except as noted below with respect to Calvert Small Cap Value Fund.

Calvert Large Cap Growth Fund

Under "Principal Investment Strategies" of Calvert Large Cap Growth Fund on page 19 of the above Class A, B and C Prospectus and on page 18 of the above Class I Prospectus, revise the third paragraph to read as follows:

The Fund may also invest up to 25% of its net assets in foreign securities.

Calvert Small Cap Value Fund

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement constitutes 60-day advance notice to the shareholders of Calvert Small Cap Value Fund with respect to a change in the wording of the Fund's 80% investment policy.
The effective dates of the revisions set forth in this Supplement with respect to Calvert Small Cap Value Fund are as follows:

  Effective immediately through June 14, 2007, Calvert Small Cap Value Fund may invest up to 20% of its net assets in foreign securities.
  Effective on June 15, 2007, Calvert Small Cap Value Fund may invest up to 25% of its net assets in foreign securities.

Under "Principal Investment Strategies" of Calvert Small Cap Value Fund on page 38 of the above Class A, B and C Prospectus and on page 33 of the above Class I Prospectus, delete the word "U.S." in the second sentence of the first paragraph to read as follows:

Under normal circumstances, at least 80% of the Fund's net assets (including borrowings for investment purposes) will be invested in the common stocks of small companies.

Under "Principal Investment Strategies" of Calvert Small Cap Value Fund on page 38 of the above Class A, B and C Prospectus and on page 33 of the above Class I Prospectus, insert the following paragraph after the second paragraph:

The Fund may also invest up to 25% of its net assets in foreign securities.

Under "Principal Risks" of Calvert Small Cap Value Fund on page 39 of the above Class A, B and C Prospectus and on page 34 of the above Class I Prospectus, insert the following risk bullet after the sixth risk bullet:

  Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

Calvert Mid Cap Value Fund

Under "Principal Investment Strategies" of Calvert Mid Cap Value Fund on page 42 of the above Class A, B and C Prospectus and on page 36 of the above Class I Prospectus, insert the following paragraph after the third paragraph:

The Fund may also invest up to 25% of its net assets in foreign securities.

Under "Principal Risks" of Calvert Mid Cap Value Fund on page 43 of the above Class A, B and C Prospectus and on page 37 of the above Class I Prospectus, insert the following risk bullet after the seventh risk bullet:

  Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, the potential for foreign markets to be less liquid than U.S. markets, and the currency risk associated with securities that trade in currencies other than the U.S. dollar.

Principal Investment Strategies and Risks Table

Calvert Large Cap Growth Fund, Calvert Small Cap Value Fund and Calvert Mid Cap Value Fund

In the Principal Investment Strategies and Risks table on page 74 of the above Class A, B and C Prospectus and on page 65 of the above Class I Prospectus, revise the table with respect to Foreign Securities to "25N" for each of Calvert Large Cap Growth Fund, Calvert Small Cap Value Fund and Calvert Mid Cap Value Fund.